FEDERATED INTERNATIONAL INCOME FUND

(A PORTFOLIO OF INTERNATIONAL SERIES, INC.)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 1999

On page 5 of the Statement of Additional Information, please move the section entitled, "Selling Short" to page 6 following the section entitled, "Investing in Illiquid Securities."

On page 6 of the Statement of Additional Information, please delete the section entitled, "Diversification of Investments" in its entirety.

                                                               November 30, 1999

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Federated Investors

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com

Cusip   46031P100
Cusip   46031P506
Cusip   46031P209
G00610-08 (11/99)